Advances for Vessel Acquisitions and Vessels, net (Schedule of Vessels, net in the accompanying consolidated balance sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Vessel Cost
Beginning balance	$ 1,141,128	$ 810,429
Additions for vessel acquisitions and improvements	61,682	358,504
Additions for improvements reclassified from other non-current assets		1,370
Vessel disposals	(60,655)	(29,175)
Vessel disposal due to deconsolidation of subsidiary	(27,908)
Ending balance	1,114,247	1,141,128
Accumulated Depreciation
Beginning balance	(191,512)	(166,979)
Vessel disposals	21,688	12,453
Depreciation for the year	(44,231)	(36,986)
Ending balance	(214,055)	(191,512)
Net Book Value
Beginning balance	949,616	643,450
Additions for vessel acquisitions and improvements	61,682	358,504
Additions for improvements reclassified from other non-current assets		1,370
Vessel disposal	(38,967)	(16,722)
Vessel disposal due to deconsolidation of subsidiary	(27,908)
Depreciation for the year	(44,231)	(36,986)
Ending balance	$ 900,192	$ 949,616